11. PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Tables
Property, plant and equipment
	At December 31	At December 31
(in thousands)	2017	2016

Plant and equipment:
Cost	$77,128	$72,601
Construction-in-progress	5,121	4,821
Accumulated depreciation	(16,353)	(12,609)
Net book value	$65,896	$64,813

Mineral properties:
Cost	$132,767	$123,340
Accumulated amortization	(183)	(171)
Net book value	$132,584	$123,169

Net book value	$198,480	$187,982

Plant and equipment continuity
		Accumulated
		Amortization /	Net
(in thousands)	Cost	Depreciation	Book Value

Plant and equipment:
Balance-January 1, 2016	$77,258	$(11,640)	$65,618
Additions	536	-	536
Amortization	-	(140)	(140)
Asset divestitures (note 5)	(1,358)	1,100	(258)
Depreciation (note 22)	-	(2,812)	(2,812)
Disposals	(1,231)	1,063	(168)
Impairment	(67)	-	(67)
Reclamation adjustment (note 15)	(90)	140	50
Foreign exchange	2,374	(320)	2,054
Balance-December 31, 2016	$77,422	$(12,609)	$64,813

Additions	197	-	197
Amortization	-	(146)	(146)
Depreciation (note 22)	-	(3,357)	(3,357)
Disposals	(631)	615	(16)
Reclamation adjustment (note 15)	(169)	149	(20)
Foreign exchange	5,430	(1,005)	4,425
Balance-December 31, 2017	$82,249	$(16,353)	$65,896

Mineral property continuity
		Accumulated	Net
(in thousands)	Cost	Amortization	Book Value

Mineral properties:
Balance-January 1, 2016	$122,797	$(165)	$122,632
Additions	3,586	-	3,586
Asset divestitures (note 5)	(3,427)	-	(3,427)
Impairment	(2,253)	-	(2,253)
Recoveries	(1,242)	-	(1,242)
Foreign exchange	3,879	(6)	3,873
Balance-December 31, 2016	$123,340	$(171)	$123,169

Additions	639	-	639
Impairment reversal	246	-	246
Recoveries	(149)	-	(149)
Foreign exchange	8,691	(12)	8,679
Balance-December 31, 2017	$132,767	$(183)	$132,584